Disclosures on the effects of fluctuations in foreign currency exchange rates (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 3,828,326	$ 2,655,885
Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	991,709	475,882
Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,836,617	2,180,003
Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	51,305	68,955
Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	317,666	104,166
Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	110,416	156,101
Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	7,704	5,528
Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 279,650	203,933
Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency
Liabilities held in foreign currencies	$ 166,935	22,643
Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	61,038	62,617
Provisions for employee benefits, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		9,096
Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	26,775
Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	141,674	60,955
Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,587,732	$ 1,899,513
Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 324
Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency
Liabilities held in foreign currencies	$ 46,519	$ 25,546
Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	3,813	4,027
Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	27,099	32,199
Up to 90 days [member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	523,989	434,237
Up to 90 days [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	46,778	63,950
Up to 90 days [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	54,334	103,468
Up to 90 days [member] | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	278,590	203,933
Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Up to 90 days [member] | Provisions for employee benefits, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	14,727	3,085
Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	129,560	59,477
Up to 90 days [member] | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	282
Later than three months and not later than one year [member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	467,720	41,645
Later than three months and not later than one year [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4,527	5,005
Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	263,332	698
Later than three months and not later than one year [member] | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	7,704	5,528
Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,060	0
Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	166,935	22,643
Later than three months and not later than one year [member] | Provisions for employee benefits, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	12,048	6,011
Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	12,114	1,478
Later than three months and not later than one year [member] | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	606
Over 1 year to 2 [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	396,545	53,587
Over 1 year to 2 [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 1 year to 2 [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 1 year to 2 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	369,446	0
Over 1 year to 2 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	21,388
Over 1 year to 2 [member] | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 1 year to 2 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	27,099	32,199
Over 2 years to 3 [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	88,584	354,067
Over 2 years to 3 [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	919	919
Over 2 years to 3 [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4,257	36,391
Over 2 years to 3 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	72,900	312,730
Over 2 years to 3 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	6,695	0
Over 2 years to 3 [member] | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	3,813	4,027
Over 2 years to 3 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 3 years to 4 [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	249,097	69,376
Over 3 years to 4 [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 3 years to 4 [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 3 years to 4 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	249,097	69,376
Over 3 years to 4 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 3 years to 4 [member] | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 3 years to 4 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 4 to 5 years [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	70,841	248,664
Over 4 to 5 years [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 4 to 5 years [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	31,017	0
Over 4 to 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	248,664
Over 4 to 5 years [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	39,824	0
Over 4 to 5 years [member] | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 4 to 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 5 years [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,031,550	1,454,309
Over 5 years [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	109,497	155,182
Over 5 years [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	25,764	26,226
Over 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,896,289	1,268,743
Over 5 years [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	4,158
Over 5 years [member] | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Argentina, Pesos | Provisions for employee benefits, non-current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		117
Argentina, Pesos | Up to 90 days [member] | Provisions for employee benefits, non-current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		0
Argentina, Pesos | Later than three months and not later than one year [member] | Provisions for employee benefits, non-current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		117
United States of America, Dollars | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 32,753	47,894
United States of America, Dollars | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 317,466	$ 103,950
United States of America, Dollars | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 110,416	$ 156,101
United States of America, Dollars | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 4,465	4,750
United States of America, Dollars | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 98,994	83,425
United States of America, Dollars | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 159,535	$ 20,981
United States of America, Dollars | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 61,038	$ 62,617
United States of America, Dollars | Provisions for employee benefits, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 26,117	8,992
United States of America, Dollars | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 108,236	$ 52,392
United States of America, Dollars | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 2,214,916	$ 1,469,169
United States of America, Dollars | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 0	$ 282
United States of America, Dollars | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 29,869	$ 6,135
United States of America, Dollars | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 3,813	$ 4,027
United States of America, Dollars | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 26,710	$ 31,585
United States of America, Dollars | Up to 90 days [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	28,519	43,218
United States of America, Dollars | Up to 90 days [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	54,134	103,252
United States of America, Dollars | Up to 90 days [member] | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	98,918	83,425
United States of America, Dollars | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Up to 90 days [member] | Provisions for employee benefits, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	14,341	2,981
United States of America, Dollars | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	99,643	51,995
United States of America, Dollars | Up to 90 days [member] | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Later than three months and not later than one year [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4,234	4,676
United States of America, Dollars | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	263,332	698
United States of America, Dollars | Later than three months and not later than one year [member] | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4,465	4,750
United States of America, Dollars | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	76	0
United States of America, Dollars | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	159,535	20,981
United States of America, Dollars | Later than three months and not later than one year [member] | Provisions for employee benefits, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	11,776	6,011
United States of America, Dollars | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	8,593	397
United States of America, Dollars | Later than three months and not later than one year [member] | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	282
United States of America, Dollars | Over 1 year to 2 [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 1 year to 2 [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 1 year to 2 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	369,446	0
United States of America, Dollars | Over 1 year to 2 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	1,977
United States of America, Dollars | Over 1 year to 2 [member] | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 1 year to 2 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	26,710	31,585
United States of America, Dollars | Over 2 years to 3 [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	919	919
United States of America, Dollars | Over 2 years to 3 [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4,257	36,391
United States of America, Dollars | Over 2 years to 3 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	72,900	312,730
United States of America, Dollars | Over 2 years to 3 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	6,695	0
United States of America, Dollars | Over 2 years to 3 [member] | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	3,813	4,027
United States of America, Dollars | Over 2 years to 3 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 3 years to 4 [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 3 years to 4 [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 3 years to 4 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	249,097	69,376
United States of America, Dollars | Over 3 years to 4 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 3 years to 4 [member] | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 3 years to 4 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 4 to 5 years [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 4 to 5 years [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	31,017	0
United States of America, Dollars | Over 4 to 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	248,664
United States of America, Dollars | Over 4 to 5 years [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	23,714	0
United States of America, Dollars | Over 4 to 5 years [member] | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 4 to 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 5 years [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	109,497	155,182
United States of America, Dollars | Over 5 years [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	25,764	26,226
United States of America, Dollars | Over 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,523,473	838,399
United States of America, Dollars | Over 5 years [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	4,158
United States of America, Dollars | Over 5 years [member] | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Unidad de Fomento (funds code) | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLF
Liabilities held in foreign currencies	$ 18,552	21,061
Unidad de Fomento (funds code) | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLF
Liabilities held in foreign currencies	$ 2,263	0
Unidad de Fomento (funds code) | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLF
Liabilities held in foreign currencies	$ 1,330	$ 123
Unidad de Fomento (funds code) | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLF	CLF
Liabilities held in foreign currencies	$ 372,816	$ 430,344
Unidad de Fomento (funds code) | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	UF	UF
Liabilities held in foreign currencies	$ 13,313	$ 15,258
Unidad de Fomento (funds code) | Up to 90 days [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	18,259	20,732
Unidad de Fomento (funds code) | Up to 90 days [member] | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,330	123
Unidad de Fomento (funds code) | Later than three months and not later than one year [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	293	329
Unidad de Fomento (funds code) | Later than three months and not later than one year [member] | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,263	0
Unidad de Fomento (funds code) | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Over 1 year to 2 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Over 1 year to 2 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	15,258
Unidad de Fomento (funds code) | Over 2 years to 3 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Over 2 years to 3 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Over 3 years to 4 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Over 3 years to 4 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Over 4 to 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Over 4 to 5 years [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	13,313	0
Unidad de Fomento (funds code) | Over 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	372,816	430,344
Unidad de Fomento (funds code) | Over 5 years [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Chile, Pesos | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 115,504	73,857
Chile, Pesos | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 12	61
Chile, Pesos | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 0	3
Chile, Pesos | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 9,283	$ 7,056
Chile, Pesos | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP	CLP
Liabilities held in foreign currencies	$ 389	$ 610
Chile, Pesos | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	115,504	73,857
Chile, Pesos | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Up to 90 days [member] | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	3
Chile, Pesos | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	6,342	6,264
Chile, Pesos | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	12	61
Chile, Pesos | Later than three months and not later than one year [member] | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,941	792
Chile, Pesos | Over 1 year to 2 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	389	610
Chile, Pesos | Over 2 years to 3 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Over 3 years to 4 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Over 4 to 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Over 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Brazil, Brazil Real | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 200	216
Brazil, Brazil Real | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	BRL
Liabilities held in foreign currencies	$ 5	9
Brazil, Brazil Real | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	BRL
Liabilities held in foreign currencies	$ 1	2
Brazil, Brazil Real | Up to 90 days [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	200	216
Brazil, Brazil Real | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	5	9
Brazil, Brazil Real | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1	2
Brazil, Brazil Real | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Brazil, Brazil Real | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Brazil, Brazil Real | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Thailand, Baht | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	THB
Liabilities held in foreign currencies	$ 2	30
Thailand, Baht | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2	30
Thailand, Baht | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Euro Member Countries, Euro | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 382	362
Euro Member Countries, Euro | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 42,226	40,280
Euro Member Countries, Euro | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 5,547	642
Euro Member Countries, Euro | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 214	0
Euro Member Countries, Euro | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 1,704	1,032
Euro Member Countries, Euro | Up to 90 days [member] | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Euro Member Countries, Euro | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	41,242	40,280
Euro Member Countries, Euro | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Euro Member Countries, Euro | Up to 90 days [member] | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	214	0
Euro Member Countries, Euro | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,281	913
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	382	362
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	984	0
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	5,547	642
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 423	119
United Kingdom, Pounds | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	GBP
Liabilities held in foreign currencies	$ 18	18
United Kingdom, Pounds | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	18	18
United Kingdom, Pounds | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
India, Rupees | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	INR
Liabilities held in foreign currencies	$ 1	1
India, Rupees | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1	1
India, Rupees | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Mexico, Pesos | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 434	416
Mexico, Pesos | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 881	584
Mexico, Pesos | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 1,841	959
Mexico, Pesos | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 172	43
Mexico, Pesos | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 562	$ 174
Mexico, Pesos | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN	MXN
Liabilities held in foreign currencies	$ 1,530	$ 2,189
Mexico, Pesos | Up to 90 days [member] | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	881	584
Mexico, Pesos | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Up to 90 days [member] | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	172	43
Mexico, Pesos | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	562	121
Mexico, Pesos | Later than three months and not later than one year [member] | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	434	416
Mexico, Pesos | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,841	959
Mexico, Pesos | Later than three months and not later than one year [member] | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	53
Mexico, Pesos | Over 1 year to 2 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	2,189
Mexico, Pesos | Over 2 years to 3 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Over 3 years to 4 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Over 4 to 5 years [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,530	0
Mexico, Pesos | Over 5 years [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Peru, Nuevos Soles | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	PEN
Liabilities held in foreign currencies	$ 1	5
Peru, Nuevos Soles | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	PEN
Liabilities held in foreign currencies	$ 70	70
Peru, Nuevos Soles | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1	5
Peru, Nuevos Soles | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	70	70
Peru, Nuevos Soles | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Peru, Nuevos Soles | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Argentina, Pesos | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	ARS
Liabilities held in foreign currencies	$ 47
Argentina, Pesos | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	47
Argentina, Pesos | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0
Japan, Yen | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	JPY
Liabilities held in foreign currencies	$ 99	0
Japan, Yen | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	JPY
Liabilities held in foreign currencies	$ 32	$ 52
Japan, Yen | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	JPY	JPY
Liabilities held in foreign currencies	$ 1,807	$ 1,964
Japan, Yen | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency		JPY
Liabilities held in foreign currencies		$ 4
Japan, Yen | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	99	0
Japan, Yen | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	32	52
Japan, Yen | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Japan, Yen | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Japan, Yen | Over 1 year to 2 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	1,964
Japan, Yen | Over 1 year to 2 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		4
Japan, Yen | Over 2 years to 3 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Japan, Yen | Over 2 years to 3 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		0
Japan, Yen | Over 3 years to 4 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Japan, Yen | Over 3 years to 4 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		0
Japan, Yen | Over 4 to 5 years [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,807	0
Japan, Yen | Over 4 to 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		0
Japan, Yen | Over 5 years [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Japan, Yen | Over 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		0
China, Yuan Renminbi | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CNY
Liabilities held in foreign currencies	$ 3,198	1,323
China, Yuan Renminbi | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CNY
Liabilities held in foreign currencies	$ 20,736	60
China, Yuan Renminbi | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	3,198	1,323
China, Yuan Renminbi | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	20,736	60
China, Yuan Renminbi | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
China, Yuan Renminbi | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Colombia, Pesos | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	COP
Liabilities held in foreign currencies	$ 227	175
Colombia, Pesos | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	COP
Liabilities held in foreign currencies	$ 157	0
Colombia, Pesos | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	227	175
Colombia, Pesos | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Colombia, Pesos | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Colombia, Pesos | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 157	0
South Africa, Rand | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	ZAR
Liabilities held in foreign currencies	$ 1,288	1,168
South Africa, Rand | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	ZAR
Liabilities held in foreign currencies	$ 846	0
South Africa, Rand | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,288	1,168
South Africa, Rand | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	846	0
South Africa, Rand | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
South Africa, Rand | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Australia, Dollars | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 15,876	2,935
Australia, Dollars | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 272	58
Australia, Dollars | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 0	324
Australia, Dollars | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	15,876	2,935
Australia, Dollars | Up to 90 days [member] | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	58
Australia, Dollars | Up to 90 days [member] | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	324
Australia, Dollars | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Australia, Dollars | Later than three months and not later than one year [member] | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	272	0
Australia, Dollars | Later than three months and not later than one year [member] | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0